Non-controlling interest - Schedule of movements in vanadium assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Balance, beginning of the year	$ 14,510	$ 0
Additions	10,944	14,510
Disposals	(1,918)	0
Write down	(4,862)	0
Balance, end of the year	$ 18,674	$ 14,510